Shareholder Report, Holdings (Details)	Jun. 30, 2026
Empower S&P Small Cap 600® Index Fund - Class L | FormFactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower S&P Small Cap 600® Index Fund - Class L | Viasat Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower S&P Small Cap 600® Index Fund - Class L | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Empower S&P Small Cap 600® Index Fund - Class L | Argan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.59%
Empower S&P Small Cap 600® Index Fund - Class L | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund - Class L | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund - Class L | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600® Index Fund - Class L | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.48%
Empower S&P Small Cap 600® Index Fund - Class L | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund - Class L | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower S&P Small Cap 600® Index Fund - Class L | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.35%
Empower S&P Small Cap 600® Index Fund - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.35%
Empower S&P Small Cap 600® Index Fund - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.58%
Empower S&P Small Cap 600® Index Fund - Class L | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.98%
Empower S&P Small Cap 600® Index Fund - Class L | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.53%
Empower S&P Small Cap 600® Index Fund - Class L | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.39%
Empower S&P Small Cap 600® Index Fund - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.87%
Empower S&P Small Cap 600® Index Fund - Class L | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
Empower S&P Small Cap 600® Index Fund - Class L | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower S&P Small Cap 600® Index Fund - Class L | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.88%
Empower S&P Small Cap 600® Index Fund - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower S&P Small Cap 600® Index Fund - Institutional Class | FormFactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Viasat Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Argan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.59%
Empower S&P Small Cap 600® Index Fund - Institutional Class | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund - Institutional Class | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600® Index Fund - Institutional Class | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.48%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.35%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.35%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.58%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.98%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.53%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.39%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.87%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.88%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower S&P Small Cap 600® Index Fund - Investor Class | FormFactor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Empower S&P Small Cap 600® Index Fund - Investor Class | Viasat Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Empower S&P Small Cap 600® Index Fund - Investor Class | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Empower S&P Small Cap 600® Index Fund - Investor Class | Argan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.59%
Empower S&P Small Cap 600® Index Fund - Investor Class | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund - Investor Class | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund - Investor Class | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600® Index Fund - Investor Class | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.48%
Empower S&P Small Cap 600® Index Fund - Investor Class | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Empower S&P Small Cap 600® Index Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower S&P Small Cap 600® Index Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.35%
Empower S&P Small Cap 600® Index Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.35%
Empower S&P Small Cap 600® Index Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.58%
Empower S&P Small Cap 600® Index Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.98%
Empower S&P Small Cap 600® Index Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.53%
Empower S&P Small Cap 600® Index Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.39%
Empower S&P Small Cap 600® Index Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.87%
Empower S&P Small Cap 600® Index Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
Empower S&P Small Cap 600® Index Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower S&P Small Cap 600® Index Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.88%
Empower S&P Small Cap 600® Index Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower Small Cap Growth Fund - Institutional Class | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Small Cap Growth Fund - Institutional Class | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
Empower Small Cap Growth Fund - Institutional Class | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
Empower Small Cap Growth Fund - Institutional Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.32%
Empower Small Cap Growth Fund - Institutional Class | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Empower Small Cap Growth Fund - Institutional Class | Legence Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower Small Cap Growth Fund - Institutional Class | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
Empower Small Cap Growth Fund - Institutional Class | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower Small Cap Growth Fund - Institutional Class | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Small Cap Growth Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
Empower Small Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.05%
Empower Small Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.61%
Empower Small Cap Growth Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.85%
Empower Small Cap Growth Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	26.73%
Empower Small Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.39%
Empower Small Cap Growth Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.78%
Empower Small Cap Growth Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
Empower Small Cap Growth Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower Small Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.82%
Empower Small Cap Growth Fund - Investor Class | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Small Cap Growth Fund - Investor Class | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
Empower Small Cap Growth Fund - Investor Class | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
Empower Small Cap Growth Fund - Investor Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.32%
Empower Small Cap Growth Fund - Investor Class | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Empower Small Cap Growth Fund - Investor Class | Legence Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower Small Cap Growth Fund - Investor Class | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
Empower Small Cap Growth Fund - Investor Class | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower Small Cap Growth Fund - Investor Class | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Small Cap Growth Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
Empower Small Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.05%
Empower Small Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.61%
Empower Small Cap Growth Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.85%
Empower Small Cap Growth Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	26.73%
Empower Small Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.39%
Empower Small Cap Growth Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.78%
Empower Small Cap Growth Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
Empower Small Cap Growth Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
Empower Small Cap Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.82%
Empower Small Cap Value Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Empower Small Cap Value Fund - Institutional Class | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Small Cap Value Fund - Institutional Class | Garrett Motion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.73%
Empower Small Cap Value Fund - Institutional Class | Bel Fuse Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
Empower Small Cap Value Fund - Institutional Class | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower Small Cap Value Fund - Institutional Class | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
Empower Small Cap Value Fund - Institutional Class | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower Small Cap Value Fund - Institutional Class | Ultra Clean Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Small Cap Value Fund - Institutional Class | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Small Cap Value Fund - Institutional Class | Concentra Group Holdings Parent Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Small Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.25%
Empower Small Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.93%
Empower Small Cap Value Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.01%
Empower Small Cap Value Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.46%
Empower Small Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.82%
Empower Small Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.63%
Empower Small Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.67%
Empower Small Cap Value Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Empower Small Cap Value Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.91%
Empower Small Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower Small Cap Value Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Empower Small Cap Value Fund - Investor Class | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Empower Small Cap Value Fund - Investor Class | Garrett Motion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.73%
Empower Small Cap Value Fund - Investor Class | Bel Fuse Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
Empower Small Cap Value Fund - Investor Class | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower Small Cap Value Fund - Investor Class | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
Empower Small Cap Value Fund - Investor Class | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower Small Cap Value Fund - Investor Class | Ultra Clean Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Small Cap Value Fund - Investor Class | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Small Cap Value Fund - Investor Class | Concentra Group Holdings Parent Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Small Cap Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.25%
Empower Small Cap Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.93%
Empower Small Cap Value Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.01%
Empower Small Cap Value Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.46%
Empower Small Cap Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.82%
Empower Small Cap Value Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.63%
Empower Small Cap Value Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.67%
Empower Small Cap Value Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Empower Small Cap Value Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.91%
Empower Small Cap Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%